ORDINARY SHARES	12 Months Ended
Dec. 31, 2015
ORDINARY SHARES
ORDINARY SHARES

9.ORDINARY SHARES

In June 2013, the Company completed its IPO of American Depositary Shares (“ADSs”) on the New York Stock Exchange with a total issuance of 8,492,368 ADSs at issuing price of $9.5 per ADS. Each ADS represents two ordinary shares of the Company. As such, the total ADSs represent 16,984,736 ordinary shares. Total net proceeds received were $75,030 from the IPO and the concurrent private placements, net of offering costs of $4,235.

In December 2013, the board of directors approved the Company to repurchase up to $20,000 of its own outstanding ADSs within one year from December 2013. On December 16, 2014, the Company extended its existing share repurchase program for an additional 12-month through December 15, 2015.Pursuant to the share repurchase plan, the Company repurchased 1,868,726 ADSs and 3,695,337 ADSs as of December 31, 2014, and December 31, 2015, representing 3,737,452 ordinary shares and 7,390,674 ordinary shares, with a total consideration of approximately $19,996. The shares repurchased by the Company had not been retired or canceled and were accounted for at cost as treasury stock.